Income Tax - Schedule of Reconciliation of the Expected Income Tax Benefits to the Actual Income Tax Provision (Parentheticals) (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Reconciliation of the Expected Income Tax Benefits to the Actual Income Tax Provision [Abstract]
Statutory rate	17.00%	17.00%